UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2011

Item 1. Schedule of Investments.

GOLDMAN SACHS ENHANCED INCOME FUND
Schedule of Investments
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — 48.3%
Banks — 26.8%
Abbey National Treasury Services PLC
$1,675,000	2.875%	04/25/14	$1,544,172
ANZ National (International) Ltd.(a)
1,700,000	6.200	07/19/13	1,803,807
Australia & New Zealand Banking Group Ltd.(a)(b)
4,100,000	1.131	01/10/14	4,081,058
Bank of Nova Scotia(a)
5,900,000	1.450	07/26/13	5,968,304
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)
3,600,000	2.600	01/22/13	3,643,312
BB&T Corp.
2,725,000	3.850	07/27/12	2,769,458
BPCE SA(a)(b)
1,875,000	2.185	02/07/14	1,784,327
Caisse centrale Desjardins du Quebec(a)
600,000	2.550	03/24/16	616,100
Canadian Imperial Bank of Commerce(a)
8,600,000	2.000	02/04/13	8,695,761
3,900,000	0.900	09/19/14	3,860,435
6,200,000	1.500	12/12/14	6,208,513
2,200,000	2.750	01/27/16	2,275,988
Capital One Financial Corp.
3,825,000	2.125	07/15/14	3,774,901
Cie de Financement Foncier(a)
700,000	2.125	04/22/13	692,483
Citigroup, Inc.
1,575,000	6.375	08/12/14	1,646,501
Commonwealth Bank of Australia(a)(b)
4,625,000	1.289	03/17/14	4,550,898
Credit Suisse New York
3,275,000	3.450	07/02/12	3,315,450
DnB NOR Boligkreditt(a)
5,200,000	2.900	03/29/16	5,286,299
700,000	2.100	10/14/16	694,328
ING Bank NV(a)
3,100,000	2.500	01/14/16	3,044,132
Intesa Sanpaolo New York
3,775,000	2.375	12/21/12	3,511,618
JPMorgan Chase & Co.(b)
3,750,000	1.216	01/24/14	3,693,236
Landesbank Baden-Wuerttemberg(a)(b)
11,900,000	0.790	06/22/12	11,889,814
Nordea Bank AB(a)(b)
6,550,000	1.301	01/14/14	6,341,723
Nordea Eiendomskreditt AS(a)
4,000,000	0.804 (b)	04/07/14	3,876,504
1,200,000	1.875	04/07/14	1,200,330
Rabobank Nederland(a)
4,675,000	4.200	05/13/14	4,898,315
Royal Bank of Scotland PLC(a)
2,975,000	4.875	08/25/14	2,910,975
Sparebank 1 Boligkreditt AS(a)
13,500,000	1.250	10/25/13	13,403,934
6,200,000	2.625	05/27/16	6,253,736
Stadshypotek AB(a)
5,100,000	1.450	09/30/13	5,091,044
Standard Chartered PLC(a)
3,625,000	3.850	04/27/15	3,648,428
Sumitomo Mitsui Banking Corp.(a)(b)
4,550,000	1.366	07/22/14	4,567,458

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Banks — (continued)
Swedbank Hypotek AB(a)(b)
$1,100,000	1.024%	03/28/14	$1,081,220
Toronto-Dominion Bank(a)
4,800,000	1.625	09/14/16	4,736,818
UBS AG
3,050,000	2.250	08/12/13	3,002,535
Wachovia Corp.
3,727,000	5.500	05/01/13	3,928,253
Westpac Banking Corp.
3,025,000	2.250	11/19/12	3,055,072

			153,347,240

Electric(c) — 2.9%
Carolina Power & Light Co.
3,140,000	6.500	07/15/12	3,233,858
Commonwealth Edison Co.
3,625,000	1.625	01/15/14	3,647,765
Enel Finance International SA(a)
611,000	5.700	01/15/13	613,303
PacifiCorp
2,675,000	5.450	09/15/13	2,862,994
Public Service Co. of Colorado
2,325,000	7.875	10/01/12	2,445,435
Southern Co.
875,000	4.150	05/15/14	925,424
Wisconsin Electric Power Co.
2,875,000	6.000	04/01/14	3,159,316

			16,888,095

Energy — 3.2%
Apache Corp.(c)
2,975,000	6.000	09/15/13	3,236,680
BP Capital Markets PLC
2,675,000	3.125	10/01/15	2,799,019
EnCana Corp.(c)
625,000	4.750	10/15/13	656,206
Shell International Finance BV(c)
4,475,000	1.875	03/25/13	4,553,523
Statoil ASA(c)
650,000	3.875	04/15/14	691,997
3,470,000	5.125 (a)	04/30/14	3,778,261
Total Capital Canada Ltd.(c)
2,425,000	1.625	01/28/14	2,460,467

			18,176,153

Food and Beverage — 1.3%
Diageo Finance BV
3,700,000	5.500	04/01/13	3,911,194
Kellogg Co.(c)
3,200,000	5.125	12/03/12	3,327,602

			7,238,796

Health Care Products(c) — 1.4%
St. Jude Medical, Inc.
3,575,000	2.200	09/15/13	3,638,402
Thermo Fisher Scientific, Inc.
4,575,000	2.150	12/28/12	4,633,764

			8,272,166

Health Care Services(c) — 0.9%
Covidien International Finance SA
1,625,000	1.875	06/15/13	1,643,214
2,525,000	2.800	06/15/15	2,631,708

GOLDMAN SACHS ENHANCED INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Health Care Services(c) — (continued)
McKesson Corp.
$950,000	3.250%	03/01/16	$1,005,460

			5,280,382

Life Insurance — 3.5%
MassMutual Global Funding II(a)(b)
4,250,000	1.074	09/27/13	4,232,630
Metropolitan Life Global Funding I(a)
1,725,000	5.125	04/10/13	1,801,992
3,437,000	5.125	06/10/14	3,700,714
Nationwide Life Global Funding I(a)
1,175,000	5.450	10/02/12	1,201,456
Prudential Financial, Inc.
1,775,000	5.800	06/15/12	1,800,106
1,625,000	2.750	01/14/13	1,644,179
Sun Life Financial Global Funding LP(a)(b)
3,750,000	0.853	10/06/13	3,704,617
TIAA Global Markets, Inc.(a)(c)
1,900,000	5.125	10/10/12	1,960,335

			20,046,029

Media — Non Cable(c) — 0.7%
Reed Elsevier Capital, Inc.
450,000	7.750	01/15/14	502,766
Thomson Reuters Corp.
3,209,000	5.950	07/15/13	3,423,045

			3,925,811

Noncaptive — Financial — 1.8%
American Express Credit Corp.
3,650,000	2.750	09/15/15	3,676,948
General Electric Capital Corp.(b)
4,625,000	1.234	01/07/14	4,556,911
HSBC Finance Corp.(b)
1,350,000	0.756	07/19/12	1,329,778
525,000	0.896	09/14/12	517,172

			10,080,809

Property/Casualty Insurance(c) — 0.6%
The Travelers Cos., Inc.
3,150,000	5.375	06/15/12	3,210,763

Real Estate Investment Trust(c) — 1.1%
Simon Property Group LP
2,475,000	4.200	02/01/15	2,630,168
WEA Finance LLC(a)
1,341,000	5.400	10/01/12	1,373,954
WEA Finance LLC/WT Finance Australia Property Ltd.(a)
2,025,000	7.500	06/02/14	2,219,890

			6,224,012

Technology(c) — 1.5%
Dell, Inc.
1,425,000	3.375	06/15/12	1,440,719
Hewlett-Packard Co.
3,920,000	6.125	03/01/14	4,238,305
International Business Machines Corp.
2,545,000	6.500	10/15/13	2,799,870

			8,478,894

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Tobacco — 0.6%
Philip Morris International, Inc.
$3,300,000	6.875%	03/17/14	$3,714,186

Wireless Telecommunications — 1.8%
ALLTEL Corp.
1,350,000	6.500	11/01/13	1,462,072
Cellco Partnership/Verizon Wireless Capital LLC(c)
2,025,000	5.250	02/01/12	2,031,980
Telefonica Emisiones SAU(b)(c)
2,150,000	0.763	02/04/13	2,067,309
Vodafone Group PLC(c)
4,450,000	5.000	12/16/13	4,772,121

			10,333,482

Wirelines Telecommunications(c) — 0.2%
France Telecom SA
1,325,000	4.375	07/08/14	1,399,870

TOTAL CORPORATE OBLIGATIONS			$276,616,688

Agency Debentures — 5.1%
FHLB
$4,600,000	0.210%	01/04/13	$4,597,116
FHLMC
4,800,000	0.500	10/15/13	4,808,646
3,000,000	3.440 (d)	03/02/16	3,013,676
FNMA
14,200,000	0.376 (b)	05/17/13	14,214,541
2,400,000	4.125	04/15/14	2,596,667

TOTAL AGENCY DEBENTURES			$29,230,646

Asset-Backed Securities — 7.0%
Autos — 0.9%
Bank of America Auto Trust Series 2009-2A, Class A3(a)
$1,370,436	2.130%	09/15/13	$1,373,866
Ford Credit Auto Owner Trust Series 2009-B, Class A3
3,603,353	2.790	08/15/13	3,618,039

			4,991,905

Home Equity(b) — 0.0%
Amresco Residential Securities Mortgage Loan Trust Series 1998-2, Class M1F
32,264	6.745	06/25/28	27,754
Centex Home Equity Series 2004-D, Class MV3
137,626	1.294	09/25/34	23,360
Morgan Stanley ABS Capital I Series 2004-HE4, Class M3
55,076	2.544	05/25/34	10,440

			61,554

Manufactured Housing — 0.0%
Lehman ABS Manufactured Housing Contract Series 2001-B, Class A3
61,717	4.350	05/15/14	62,392

Student Loan — 6.1%
Access Group, Inc. Series 2002-1, Class A2(b)
2,527,177	0.538	09/25/25	2,509,918

GOLDMAN SACHS ENHANCED INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities — (continued)
Student Loan — (continued)
Brazos Higher Education Authority, Inc. Series 2005-3, Class A14(b)
$803,353	0.684%	09/25/23	$793,227
College Loan Corp. Trust Series 2004-1, Class A3(b)
4,494,871	0.578	04/25/21	4,477,753
College Loan Corp. Trust Series 2005-1, Class A2(b)
7,000,000	0.518	07/25/24	6,913,612
College Loan Corp. Trust Series 2005-2, Class A2(b)
2,800,704	0.513	10/15/21	2,775,965
Education Funding Capital Trust I Series 2004-1, Class A2(b)
1,414,606	0.706	12/15/22	1,396,767
Educational Services of America, Inc. Series 2010-1, Class A1(a)(b)
2,067,488	1.268	07/25/23	2,029,484
GCO Slims Trust Series 2006-1A Class Note(a)
118,246	5.720	03/01/22	108,786
Northstar Education Finance, Inc. Series 2004-1, Class A3(b)
522,500	0.595	04/28/17	522,198
Northstar Education Finance, Inc. Series 2005-1, Class A1(b)
489,746	0.525	10/28/26	484,649
SLM Student Loan Trust Series 2004-9, Class A4(b)
626,140	0.548	04/25/17	625,886
SLM Student Loan Trust Series 2007-1, Class A3(b)
5,082,307	0.448	07/25/18	5,066,768
SLM Student Loan Trust Series 2007-2, Class A2(b)
3,677,404	0.418	07/25/17	3,641,425
Sun Trust Student Loan Trust Series 2006-1A, Class A2(a)(b)
2,518,954	0.525	07/28/20	2,504,574
US Education Loan Trust LLC Series 2006-1, Class A2(a)(b)
817,924	0.657	03/01/25	800,529

			34,651,541

TOTAL ASSET-BACKED SECURITIES			$39,767,392

Foreign Debt Obligations — 4.8%
Sovereign — 3.0%
Kommunalbanken AS
$11,900,000	5.125%	05/30/12	$12,097,647
Ontario Province of Canada
4,700,000	1.875	11/19/12	4,757,293

			16,854,940

Supranational(b) — 1.8%
European Investment Bank
6,250,000	0.827	03/05/12	6,250,875
Inter-American Development Bank
4,100,000	0.929	05/20/14	4,157,466

			10,408,341

TOTAL FOREIGN DEBT OBLIGATIONS			$27,263,281

Government Guarantee Obligations — 22.0%
Achmea Hypotheekbank NV(a)(b)(e)
$8,200,000	0.782%	11/03/14	$8,111,563
ANZ National (International) Ltd.(a)(e)
5,800,000	3.250	04/02/12	5,833,048
Bank of America Corp.(b)(f)
900,000	0.770	06/22/12	901,739
BRFkredit A/S(a)(b)(e)
10,800,000	0.653	04/15/13	10,801,652
Danske Bank AS(a)(e)
400,000	2.500	05/10/12	402,516

Principal	Interest		Maturity
Amount	Rate		Date	Value
Government Guarantee Obligations — (continued)
FIH Erhvervsbank AS(a)(e)
$5,500,000	2.450%		08/17/12	$5,555,957
ING Bank NV(a)(e)
9,500,000	1.241	(b)	02/09/12	9,503,676
10,900,000	2.625		02/09/12	10,919,827
Kreditanstalt fuer Wiederaufbau(b)(e)
15,800,000	0.295		06/17/13	15,792,527
Landwirtschaftliche Rentenbank(e)
2,400,000	4.125		07/15/13	2,518,646
6,500,000	4.875		01/10/14	6,999,441
LeasePlan Corp. NV(a)(e)
1,800,000	3.000		05/07/12	1,813,748
OEBB Infrastruktur AG(e)
5,100,000	4.625		11/21/13	5,358,198
Royal Bank of Scotland PLC(a)(e)
10,800,000	1.500		03/30/12	10,819,213
2,700,000	1.153	(b)	05/11/12	2,706,008
3,900,000	2.625		05/11/12	3,925,245
Swedbank AB(a)(e)
3,000,000	1.294	(b)	02/10/12	3,001,134
13,900,000	2.800		02/10/12	13,932,748
Westpac Banking Corp.(a)(e)
7,200,000	1.900		12/14/12	7,266,276

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS				$126,163,162

U.S. Treasury Obligations — 10.5%
United States Treasury Inflation Protected Securities
$4,785,644	3.000%		07/15/12	$4,891,837
3,698,640	1.875		07/15/13	3,870,294
2,402,540	2.000		07/15/14	2,588,352
United States Treasury Notes
48,900,000	0.250		11/30/13	48,905,869

TOTAL U.S. TREASURY OBLIGATIONS				$60,256,352

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT				$559,297,521

Short-term Investment(g) — 3.2%
Repurchase Agreement — 3.2%
Joint Repurchase Agreement Account II
$18,500,000	0.042%		01/03/12	$18,500,000

TOTAL INVESTMENTS — 100.9%				$577,797,521

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%				(4,994,643)

NET ASSETS — 100.0%				$572,802,878

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $249,103,046, which represents approximately 43.5% of net assets as of December 31, 2011.

(b) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011.

GOLDMAN SACHS ENHANCED INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

(c) Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d) A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(e) Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $125,261,423, which represents approximately 21.8% of net assets as of December 31, 2011.

(f) Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012. Total market value of these securities amounts to $901,739, which represents approximately 0.2% of net assets as of December 31, 2011.

(g) Joint repurchase agreement was entered into on December 30, 2011. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS ENHANCED INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Eurodollars	190	March 2012	$47,193,625	$(55,002)
Eurodollars	28	June 2012	6,950,650	(14,063)
Eurodollars	(48)	September 2012	(11,911,800)	16,692
Eurodollars	(181)	December 2012	(44,908,363)	(759,294)
Eurodollars	(83)	March 2013	(20,594,375)	(182,787)
Eurodollars	(116)	June 2013	(28,778,150)	(327,323)
Eurodollars	(116)	September 2013	(28,770,900)	(394,324)
2 Year U.S. Treasury Notes	(97)	March 2012	(21,393,047)	(1,266)
5 Year U.S. Treasury Notes	(229)	March 2012	(28,226,039)	(138,163)

TOTAL				$(1,855,530)

SWAP CONTRACTS — At December 31, 2011, the Fund had outstanding swap contracts with the following terms:

CREDIT DEFAULT SWAP CONTRACTS

					Credit
			Rates		Spread at December 31,		Upfront
		Notional	Received		2011		Payments
	Referenced	Amount	(Paid) by	Termination	(Basis	Market	Made (Received)	Unrealized
Counterparty	Obligation	(000s)	Fund	Date	Points)(a)	Value	by the Fund	Gain (Loss)

Protection Sold:
JPMorgan Securities, Inc.	Johnson & Johnson
	3.80%, 05/15/13	$6,000	1.000%	06/20/12	13	$26,945	$20,787	$6,158
	Pacific Gas and Electric Co. 4.80%, 03/01/14	4,850	1.000	06/20/13	83	14,108	(18,565)	32,673

TOTAL						$41,053	$2,222	$38,831

(a) Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At December 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$576,108,672

Gross unrealized gain	3,937,624
Gross unrealized loss	(2,248,775)

Net unrealized security gain	$1,688,849

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 42.5%
Collateralized Mortgage Obligations — 3.5%
Adjustable Rate Non-Agency(a) — 0.5%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
$69,050	2.706%	04/25/35	$61,902
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-05, Class 1A1
24,327	2.808	08/25/33	20,283
Chase Mortgage Finance Corp. Series 2007-A1, Class 3A1
1,115,715	2.738	02/25/37	930,868
Chase Mortgage Finance Corp. Series 2007-A1, Class 7A1
524,117	2.748	02/25/37	486,513
Countrywide Home Loan Mortgage Pass-Through Trust Series 2003-37, Class 1A1
28,496	2.866	08/25/33	20,401
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
128,355	2.382	03/25/33	100,290
First Horizon Asset Securities, Inc. Series 2004-AR6, Class 2A1
44,336	2.628	12/25/34	37,941
JPMorgan Mortgage Trust Series 2005-A4, Class 2A1
360,562	2.787	07/25/35	281,230
MLCC Mortgage Investors, Inc. Series 2004-E, Class A2B
1,092,923	0.897	11/25/29	968,324
Sequoia Mortgage Trust Series 2004-09, Class A2
635,317	1.148	10/20/34	481,313
Structured Adjustable Rate Mortgage Loan Trust Series 2004-05, Class 1A
203,349	2.672	05/25/34	154,412
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2
66,921	2.444	09/25/34	54,545
Structured Asset Securities Corp. Series 2003-34A, Class 3A3
740,160	2.470	11/25/33	628,069
Washington Mutual Mortgage Pass-Through Certificates Series 2004-AR03, Class A2
159,244	2.563	06/25/34	147,667

			4,373,758

Interest Only(b) — 0.0%
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(a)(c)
71,561	0.000	07/25/33	—
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(a)(c)
93,898	0.000	08/25/33	—
FNMA REMIC Series 2004-47, Class EI(a)(c)
1,252,830	0.000	06/25/34	5,277
FNMA REMIC Series 2004-62, Class DI(a)(c)
495,639	0.000	07/25/33	1,464
FNMA REMIC Series 2004-71, Class DI(a)(c)
1,014,104	0.000	04/25/34	3,139
FNMA STRIPS Series 151, Class 2
10,243	9.500	07/25/22	2,053
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
39,288	0.123	08/25/33	181
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
15,566	0.320	07/25/33	129

			12,243

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Inverse Floaters(a) — 0.1%
GNMA Series 2001-48, Class SA
$38,974	25.569%	10/16/31	$62,658
GNMA Series 2001-51, Class SA
30,452	31.276	10/16/31	51,894
GNMA Series 2001-51, Class SB
38,214	25.569	10/16/31	63,135
GNMA Series 2002-13, Class SB
132,803	36.248	02/16/32	229,161

			406,848

Principal Only(d) — 0.0%
FNMA REMIC Series G-35, Class N
10,892	0.000	10/25/21	10,475

Regular Floater(a) — 0.4%
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 1A(e)
595,841	0.820	02/25/48	596,430
FHLMC REMIC Series 1760, Class ZB
296,413	1.420	05/15/24	305,741
NCUA Guaranteed Notes Series 2011-A1
2,300,000	0.296	06/12/13	2,297,516
NCUA Guaranteed Notes Series 2011-R3, Class 1A
80	0.676	03/11/20	80

			3,199,767

Sequential Fixed Rate — 2.4%
FHLMC Multifamily Structured Pass-Through Certificates Series K703, Class A2
3,300,000	2.699	05/25/18	3,411,225
FHLMC REMIC Series 2329, Class ZA
1,764,256	6.500	06/15/31	1,996,772
FHLMC REMIC Series 2590, Class NV
2,000,000	5.000	03/15/18	2,144,239
FNMA REMIC Series 2001-53, Class GH
182,128	8.000	09/25/16	197,134
GNMA Series 2002-42 Class KZ
4,737,515	6.000	06/16/32	5,388,805
NCUA Guaranteed Notes Series 2010-R1, Class 2A
479,396	1.840	10/07/20	482,692
NCUA Guaranteed Notes Series A4
5,000,000	3.000	06/12/19	5,304,450

			18,925,317

Sequential Floating Rate(a) — 0.1%
NCUA Guaranteed Notes Series 2010-R1, Class 1A
1,140,838	0.724	10/07/20	1,142,093

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$28,070,501

Federal Agencies — 39.0%
Adjustable Rate FHLMC(a) — 0.6%
$201,560	2.422%	11/01/32	$211,881
2,150,175	2.377	09/01/33	2,248,820
2,016,532	2.477	08/01/35	2,109,937

			4,570,638

Adjustable Rate FNMA(a) — 1.4%
198,716	2.424	11/01/32	210,848
426,583	2.285	12/01/32	448,501
2,353,087	1.924	05/01/33	2,437,067
58,079	2.453	06/01/33	60,677
1,695,553	2.366	10/01/33	1,788,568
2,236,274	2.413	02/01/35	2,336,174
1,833,170	2.248	09/01/35	1,928,871
1,732,168	5.235	06/01/37	1,829,926

			11,040,632

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate GNMA(a) — 0.7%
$115,915	2.375%	06/20/23	$118,719
55,124	1.625	07/20/23	56,321
57,675	1.625	08/20/23	58,934
147,747	1.625	09/20/23	150,985
44,325	2.375	03/20/24	45,360
380,278	2.375	04/20/24	390,019
46,407	2.375	05/20/24	47,582
397,040	2.375	06/20/24	408,254
104,312	1.625	07/20/24	106,705
108,724	2.000	07/20/24	112,822
194,913	1.625	08/20/24	199,403
99,247	2.000	08/20/24	103,145
92,859	1.625	09/20/24	95,006
114,465	2.125	11/20/24	118,850
43,480	2.125	12/20/24	45,152
60,849	2.500	12/20/24	64,366
75,083	2.375	01/20/25	78,013
38,678	2.375	02/20/25	40,196
135,736	2.375	05/20/25	141,248
103,488	2.000	07/20/25	107,588
52,529	2.375	02/20/26	53,871
2,771	1.625	07/20/26	2,841
144,386	2.375	01/20/27	149,447
52,316	2.375	02/20/27	53,705
398,977	2.375	04/20/27	410,353
45,219	2.375	05/20/27	46,512
42,826	2.375	06/20/27	44,103
16,175	2.125	11/20/27	16,609
63,552	2.125	12/20/27	65,240
127,369	2.375	01/20/28	130,858
42,865	2.250	02/20/28	44,059
46,313	2.375	03/20/28	47,589
237,340	1.625	07/20/29	243,961
102,397	1.625	08/20/29	105,396
29,744	1.625	09/20/29	30,618
124,331	2.125	10/20/29	127,826
142,828	2.125	11/20/29	146,850
36,334	2.125	12/20/29	37,358
45,210	2.250	01/20/30	46,519
25,258	2.250	02/20/30	25,992
111,822	2.250	03/20/30	115,221
137,678	2.375	04/20/30	141,957
367,572	2.375	05/20/30	381,569
32,000	2.375	06/20/30	33,042
295,747	2.000	07/20/30	309,028
56,782	2.000	09/20/30	59,601
112,088	1.875	10/20/30	115,486
208,724	2.000	03/20/32	215,030

			5,689,309

FHLMC — 6.4%
114,785	6.500	12/01/13	117,935
2,654	6.500	02/01/14	2,733
1,033,970	7.500	11/01/14	1,097,937
2,039	7.000	02/01/15	2,171
44,027	8.000	07/01/15	47,173
7,805	7.000	01/01/16	8,413
24,716	7.000	09/01/17	28,149
11,740	7.000	10/01/17	13,361

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$98,641	5.500%	05/01/18	$106,478
1,049,953	5.500	06/01/18	1,133,375
43,550	4.500	09/01/18	46,276
13,739	10.000	10/01/18	15,374
259,353	5.000	06/01/19	279,838
49,564	10.000	07/01/20	58,204
66,550	10.000	10/01/20	78,634
120,212	6.500	07/01/21	134,135
9,018	6.500	08/01/22	10,062
120,679	9.000	10/01/22	139,673
622,632	4.500	10/01/23	669,209
446,128	6.500	07/01/28	479,364
5,038	8.000	07/01/30	6,019
21,524	7.500	12/01/30	24,248
109,757	7.000	04/01/31	123,828
1,079,727	6.000	05/01/33	1,202,569
787,791	6.000	10/01/34	875,863
1,893,708	4.500	10/01/35	2,009,506
130,400	5.000	12/01/35	141,464
469,028	5.500	01/01/36	510,122
1,096	5.500	02/01/36	1,192
16,394	6.000	06/01/36	18,060
114,115	5.500	02/01/38	123,890
665,407	5.500	10/01/38	721,934
9,579,117	6.000	11/01/38	10,600,266
336,190	5.500	12/01/38	364,749
78,319	5.500	02/01/39	84,973
58,724	4.500	07/01/39	62,229
22,773	4.500	08/01/39	24,132
6,226,778	4.500	09/01/39	6,678,550
1,939,801	4.500	10/01/39	2,055,562
2,139,197	4.500	11/01/39	2,266,857
6,741,012	4.500	12/01/39	7,143,294
266,713	4.500	01/01/40	282,629
2,049,158	5.500	01/01/40	2,223,236
329,199	4.500	04/01/40	349,560
52,724	4.500	05/01/40	55,985
94,443	4.500	06/01/40	100,285
795,049	4.500	07/01/40	844,223
53,054	4.000	08/01/40	55,724
11,847	4.500	08/01/40	12,580
146,924	4.000	09/01/40	154,318
32,010	4.500	09/01/40	33,990
34,253	4.000	10/01/40	35,977
15,871	4.500	10/01/40	16,853
212,878	4.000	11/01/40	223,590
10,775	4.500	11/01/40	11,442
3,192,150	4.000	12/01/40	3,352,789
41,132	4.500	12/01/40	43,676
47,278	4.500	02/01/41	50,304
79,638	4.500	03/01/41	84,734
176,277	4.500	04/01/41	187,558
134,134	4.500	05/01/41	142,718
646,127	4.500	06/01/41	687,472
48,916	4.500	08/01/41	52,046
102,475	4.500	09/01/41	109,033
996,735	4.000	10/01/41	1,054,164
62,350	4.500	10/01/41	66,340
1,992,107	4.000	11/01/41	2,092,696

			51,831,723

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — 24.3%
$15,982	7.000%	03/01/14	$16,901
33,852	7.000	03/01/15	36,058
10,364	8.000	01/01/16	11,207
181,019	8.000	11/01/16	197,225
252,671	5.000	08/01/17	272,200
2,365,960	2.800	03/01/18	2,466,550
1,984,911	3.740	05/01/18	2,163,668
1,690,000	3.840	05/01/18	1,830,871
103,095	4.500	05/01/18	109,965
222,326	4.500	06/01/18	237,143
47,093	4.500	07/01/18	50,232
69,149	4.500	08/01/18	73,757
584,155	5.000	09/01/18	628,103
3,103,160	5.000	10/01/18	3,336,624
4,400,000	4.506	06/01/19	4,890,528
169,963	6.500	08/01/19	189,196
18,411	9.500	08/01/20	18,480
988,740	3.416	10/01/20	1,047,721
18,139	9.500	10/01/20	18,473
692,364	3.632	12/01/20	742,528
5,241,478	3.763	12/01/20	5,659,521
1,069,801	5.500	02/01/23	1,174,261
1,673,985	5.500	08/01/23	1,837,440
371,950	6.000	11/01/28	414,459
16,905	6.500	11/01/28	19,323
596	5.500	04/01/29	654
47,243	7.000	11/01/30	54,760
142,622	7.000	07/01/31	160,924
629	6.000	03/01/32	700
12,816,993	5.500	04/01/33	13,962,010
22,357	6.000	05/01/33	24,908
18,861	5.000	07/01/33	20,372
3,297,351	5.500	07/01/33	3,589,495
157,536	5.000	08/01/33	170,161
2,610,396	4.500	09/01/33	2,779,988
16,180	5.000	09/01/33	17,482
19,992	5.500	09/01/33	21,774
15,494	5.000	11/01/33	16,741
10,912	5.000	12/01/33	11,789
12,779	6.000	12/01/33	14,239
9,794	5.000	01/01/34	10,582
25,480	5.500	02/01/34	27,752
4,309	5.500	04/01/34	4,693
22,018	5.500	05/01/34	23,982
845	5.500	06/01/34	922
32,789	5.500	08/01/34	35,713
1,811	5.500	10/01/34	1,976
249,827	5.500	12/01/34	272,418
9,468	5.000	03/01/35	10,227
23,051	5.000	04/01/35	24,898
29,949	5.500	04/01/35	32,657
875,987	6.000	04/01/35	975,958
15,846	5.000	05/01/35	17,244
5,070,412	5.000	07/01/35	5,478,727
30,241	5.500	07/01/35	32,983
538,653	5.000	08/01/35	581,909
3,552	5.500	08/01/35	3,879
1,880	6.000	08/01/35	2,082
127,628	5.000	09/01/35	137,853
34,859	5.500	09/01/35	38,039
45,284	5.000	10/01/35	48,912
375,562	6.000	10/01/35	415,294
53,638	5.000	11/01/35	57,936
315,294	6.000	11/01/35	349,194
16,205	5.500	12/01/35	17,683
738	5.500	02/01/36	805
209,135	6.000	03/01/36	230,929
329,146	6.000	04/01/36	363,450
26,278	5.000	07/01/36	28,384

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$265,868	6.000%	11/01/36	$292,873
226,284	6.000	01/01/37	249,268
3,394	5.500	02/01/37	3,699
80,200	5.500	04/01/37	87,474
6,159	5.500	05/01/37	6,714
2,487	5.500	06/01/37	2,713
295	5.500	08/01/37	322
1,194,188	7.500	11/01/37	1,376,163
1,104	5.500	12/01/37	1,204
2,950	5.500	02/01/38	3,220
45,751	5.500	03/01/38	49,942
107,041	5.500	04/01/38	116,822
32,246	5.500	05/01/38	35,240
90,183	6.000	05/01/38	99,341
9,669	5.500	06/01/38	10,557
11,614	5.500	07/01/38	12,682
9,790	5.500	08/01/38	10,691
6,795	5.500	09/01/38	7,426
250,899	6.000	11/01/38	276,377
3,599	5.500	12/01/38	3,932
41,580	5.500	02/01/39	45,483
37,449	4.500	05/01/39	40,404
28,205	4.500	07/01/39	30,589
151,446	5.000	07/01/39	163,924
593,645	4.500	08/01/39	643,468
99,139	5.500	08/01/39	108,436
482,495	4.500	09/01/39	523,281
1,140,181	4.500	10/01/39	1,220,640
170,857	4.500	11/01/39	184,819
2,491,910	4.500	12/01/39	2,698,061
5,750,207	4.000	11/01/40	6,045,949
185,812	4.500	11/01/40	197,836
2,223,490	4.000	12/01/40	2,337,847
3,544,883	4.500	12/01/40	3,775,229
3,985,438	4.000	01/01/41	4,191,661
1,413,315	5.000	02/01/41	1,535,454
11,336,463	4.000	04/01/41	11,913,262
1,496,944	5.000	04/01/41	1,623,992
1,217,292	5.000	05/01/41	1,317,593
176,471	5.000	06/01/41	191,011
1,699,108	4.500	07/01/41	1,811,327
2,438,805	4.500	08/01/41	2,598,466
2,454,147	4.500	09/01/41	2,613,617
1,204,601	4.500	10/01/41	1,284,675
8,168,461	5.000	10/01/41	8,893,977
3,993,500	4.000	11/01/41	4,210,335
42,000,000	3.000	TBA — 15yr(f)	43,371,560
24,000,000	3.500	TBA — 30yr(f)	24,686,251
2,000,000	4.500	TBA — 30yr(f)	2,128,594
5,000,000	6.500	TBA — 30yr(f)	5,564,453

			196,114,366

GNMA — 5.6%
164	9.000	08/15/16	181
746,112	3.950	07/15/25	798,902
187,999	7.000	12/15/27	221,262
20,746	6.500	08/15/28	23,961
340,612	6.000	01/15/29	390,185
268,820	7.000	10/15/29	316,436
2,773,815	5.500	12/15/32	3,129,806
1,227,086	5.000	06/15/33	1,366,443

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
GNMA — (continued)
$14,322,884	5.000%	07/15/33	$15,949,502
2,677,292	5.000	03/15/34	2,978,500
1,668,826	5.500	06/15/34	1,879,891
13,471	5.000	05/15/39	15,067
86,934	4.500	06/15/39	95,804
78,398	5.000	07/15/39	87,591
91,280	4.500	10/15/39	100,593
1,000,000	3.500	TBA — 30yr(f)	1,044,453
16,000,000	4.000	TBA — 30yr(f)	17,161,250

			45,559,827

TOTAL FEDERAL AGENCIES			$314,806,495

TOTAL MORTGAGE-BACKED OBLIGATIONS			$342,876,996

Agency Debentures — 22.6%
FFCB
$9,000,000	4.750%	11/06/12	$9,340,083
FHLB
6,000,000	0.210	01/04/13	5,996,238
4,100,000	0.375	11/27/13	4,099,523
10,000,000	5.375 (g)	06/13/14	11,168,360
4,700,000	5.375	05/15/19	5,807,635
2,900,000	5.625	06/11/21	3,696,094
FHLMC
3,400,000	0.600	08/23/13	3,403,198
8,400,000	0.375	10/30/13	8,401,519
13,200,000	1.375	02/25/14	13,454,092
42,300,000	1.000	07/30/14	42,805,231
32,291,000	1.000	08/20/14	32,629,519
5,100,000	5.050	01/26/15	5,769,630
FNMA
24,500,000	0.600	11/14/13	24,527,217
2,200,000	0.750	12/19/14	2,209,848
New Valley Generation III
3,342,856	4.929	01/15/21	3,751,620
Small Business Administration
91,282	7.150	03/01/17	99,613
70,596	7.500	04/01/17	77,521
32,852	7.300	05/01/17	36,056
33,920	6.800	08/01/17	36,937
112,671	6.300	05/01/18	122,946
61,616	6.300	06/01/18	67,327
Tennessee Valley Authority Series B
4,200,000	4.375	06/15/15	4,717,579

TOTAL AGENCY DEBENTURES			$182,217,786

Asset-Backed Securities — 2.5%
Home Equity(a) — 0.3%
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-1, Class 21A1
$76,533	2.447%	04/25/34	$60,882
Citigroup Mortgage Loan Trust, Inc. Series 2004-OPT1, Class A2
398,888	0.654	10/25/34	350,013
Household Home Equity Loan Trust Series 2007-3, Class APT
2,182,854	1.485	11/20/36	1,908,180
Securitized Asset Backed Receivables LLC Trust Series 2004-OP2, Class A2
21,324	0.644	08/25/34	14,537

			2,333,612

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities — (continued)
Manufactured Housing — 0.0%
Mid-State Trust Series 4, Class A
$117,200	8.330%	04/01/30	$117,959

Student Loan(a) — 2.2%
Brazos Higher Education Authority, Inc. Series 2005-3, Class A14
745,970	0.684	09/25/23	736,568
Brazos Higher Education Authority, Inc. Series 2011-1, Class A2
4,500,000	1.306	02/25/30	4,371,478
Brazos Higher Education Authority, Inc. Series 2011-2, Class A2
4,400,000	1.268	07/25/29	4,278,215
Education Funding Capital Trust I Series 2004-1, Class A2
1,131,685	0.706	12/15/22	1,117,414
GCO Education Loan Funding Trust Series 2006-1, Class A10L
300,000	0.696	02/27/28	255,147
GCO Education Loan Funding Trust Series 2006-1, Class A11L
700,000	0.736	05/25/36	568,113
Goal Capital Funding Trust Series 2010-1, Class A(e)
1,511,073	1.206	08/25/48	1,411,765
Knowledgeworks Foundation Student Loan Series 2010-1, Class A
1,175,529	1.456	02/25/42	1,134,951
Missouri Higher Education Loan Authority Series 2010-1, Class A1
2,727,108	1.456	11/26/32	2,644,053
Northstar Education Finance, Inc. Series 2005-1, Class A1
419,783	0.525	10/28/26	415,413
US Education Loan Trust LLC Series 2006-1, Class A2(e)
782,362	0.657	03/01/25	765,724

			17,698,841

TOTAL ASSET-BACKED SECURITIES			$20,150,412

Government Guarantee Obligations(h) — 12.3%
Ally Financial, Inc.
$9,900,000	1.750%	10/30/12	$10,027,690
20,000,000	2.200	12/19/12	20,380,132
Citigroup Funding, Inc.
20,700,000	1.875	10/22/12	20,984,832
8,000,000	1.875	11/15/12	8,115,168
General Electric Capital Corp.
12,900,000	2.000	09/28/12	13,075,505
14,500,000	0.567 (a)	12/21/12	14,537,004
4,300,000	2.125	12/21/12	4,378,897
Private Export Funding Corp.
7,000,000	3.550	04/15/13	7,292,681

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$98,791,909

U.S. Treasury Obligations — 21.3%
United States Treasury Bonds
$6,300,000	6.625%	02/15/27	$9,694,503
600,000	4.500	05/15/38	790,764
5,400,000	4.375	11/15/39	7,009,578
6,000,000	4.375	05/15/40	7,792,800
3,100,000	4.250	11/15/40	3,952,593
5,100,000	4.750	02/15/41	7,029,279
8,100,000	4.375	05/15/41	10,554,138
800,000	3.125	11/15/41	838,184
United States Treasury Inflation Protected Securities
7,430,342	3.000	07/15/12	7,595,221
6,164,400	1.875	07/15/13	6,450,490
3,363,556	2.000	07/15/14	3,623,694

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Treasury Obligations — (continued)
United States Treasury Notes
$45,000,000	1.000%	04/30/12	$45,137,250
6,200,000	0.625	04/30/13	6,236,270
6,300,000	0.500	05/31/13	6,326,712
5,400,000	0.375	06/30/13	5,413,230
10,100,000	0.375	07/31/13	10,123,633
2,700,000	1.000	08/31/16	2,729,430
3,500,000	1.000	09/30/16	3,535,980
2,400,000	1.000	10/31/16	2,423,184
9,100,000	0.875	11/30/16	9,127,482
6,400,000	2.250	07/31/18	6,807,104
2,900,000	2.000	11/15/21	2,932,857
United States Treasury Principal-Only STRIPS(d)
6,600,000	0.000	05/15/21	5,544,990

TOTAL U.S. TREASURY OBLIGATIONS			$171,669,366

Municipal Debt Obligation — 0.3%
New Jersey — 0.3%
New Jersey Economic Development Authority Series A (MBIA)
$2,000,000	7.425%	02/15/29	$2,435,740

TOTAL MUNICIPAL DEBT OBLIGATIONS			$2,435,740

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$818,142,209

Short-term Investment — 10.5%(i)
Repurchase Agreement — 10.5%
Joint Repurchase Agreement Account II
$84,800,000	0.042%	01/03/12	$84,800,000

TOTAL INVESTMENTS — 112.0%			$902,942,209

LIABILITIES IN EXCESS OF OTHER ASSETS — (12.0)%			(96,630,709)

NET ASSETS — 100.0%			$806,311,500

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011.

(b) Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(c) Issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

(d) Issued with a zero coupon. Income is recognized through the accretion of discount.

(e) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $2,773,919, which represents approximately 0.3% of net assets as of December 31, 2011.

(f) TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $93,956,561 which represents approximately 11.7% of net assets as of December 31, 2011.

(g) A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(h) Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(i) Joint repurchase agreement was entered into on December 30, 2011. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
FDIC	— Federal Deposit Insurance Corp.
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
MBIA	— Insured by Municipal Bond Investors Insurance
NCUA	— National Credit Union Administration
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At December 31, 2011, the Fund had the following forward sales contracts:

	Interest	Maturity	Settlement	Principal
Description	Rate	Date(f)	Date	Amount	Value

FHLMC	4.000%	TBA - 30yr	01/12/12	$(5,000,000)	$(5,242,969)
FHLMC	5.500	TBA - 30yr	01/12/12	(3,000,000)	(3,253,125)
FNMA	5.000	TBA - 30yr	01/12/12	(9,000,000)	(9,724,219)
FNMA	5.000	TBA - 30yr	02/13/12	(9,000,000)	(9,705,235)

TOTAL (Proceeds Receivable: $27,806,875)					$(27,925,548)

FUTURES CONTRACTS — At December 31, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Ultra Long U.S. Treasury Bonds	109	March 2012	$17,460,437	$311,218
2 Year U.S. Treasury Notes	(13)	March 2012	(2,867,109)	(631)
5 Year U.S. Treasury Notes	629	March 2012	77,529,164	313,530
10 Year U.S. Treasury Notes	309	March 2012	40,517,625	251,655
30 Year U.S. Treasury Bonds	(44)	March 2012	(6,371,750)	(45,281)

TOTAL				$830,491

SWAP CONTRACTS — At December 31, 2011, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

			Rates Exchanged			Upfront
	Notional		Payments	Payments		Payments
	Amount	Termination	Received by	Made by	Market	Made (Received)	Unrealized
Counterparty	(000s)(a)	Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

Bank of America Securities LLC	$11,000	06/20/19	3 month LIBOR	2.000%	$(149,707)	$(101,469)	$(48,238)
Deutsche Bank Securities, Inc.	32,900	09/30/13	3 month LIBOR	0.500	123,308	138,722	(15,414)
	32,900	09/30/13	0.500%	3 month LIBOR	(123,308)	(32,821)	(90,487)
	4,700	06/20/17	3 month LIBOR	1.750	(79,082)	(63,475)	(15,607)
	4,600	10/14/19	2.945	3 month LIBOR	128,493	—	128,493
	4,600	11/25/19	2.539	3 month LIBOR	33,270	—	33,270
	4,600	12/06/19	2.785	3 month LIBOR	82,675	—	82,675
	5,600	06/20/22	2.500	3 month LIBOR	175,788	177,008	(1,220)
	9,900	06/20/22	3 month LIBOR	2.500	(310,769)	(156,980)	(153,789)
	1,900	10/14/29	3 month LIBOR	3.319	(106,320)	—	(106,320)
	1,900	11/25/29	3 month LIBOR	2.910	(9,264)	—	(9,264)
	1,900	12/06/29	3 month LIBOR	3.152	(63,225)	—	(63,225)
	9,000	06/20/42	3 month LIBOR	2.750	(189,975)	154,167	(344,142)
JPMorgan Securities, Inc.	9,600	06/20/17	3 month LIBOR	1.750	(161,528)	(138,219)	(23,309)
	5,400	06/20/22	2.500	3 month LIBOR	$169,510	$157,681	$11,829
	10,600	06/20/27	2.750	3 month LIBOR	375,205	189,774	185,431

TOTAL					$(104,929)	$324,388	$(429,317)

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2011.

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN OPTIONS CONTRACTS — For the period ended December 31, 2011, the Fund had the following written swaptions activity:

	Notional
	Amount	Premiums
	(000s)	Received

Contracts Outstanding March 31, 2011	$30,000	$(326,625)

Contracts Written	421,000	(6,843,401)
Contracts Bought to Close	(384,600)	6,495,344
Contracts Expired	(66,400)	674,682

Contracts Outstanding December 31, 2011	$—	$—

TAX INFORMATION — At December 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$875,633,621

Gross unrealized gain	30,357,565
Gross unrealized loss	(3,048,977)

Net unrealized security gain	$27,308,588

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND
Schedule of Investments
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Treasury Obligations — 97.3%
United States Treasury Inflation Protected Securities
$13,315,104	1.875%	07/15/13	$13,933,058
44,446,990	2.000	07/15/14	47,884,520
3,970,506	0.500	04/15/15	4,151,680
22,671,285	0.125	04/15/16	23,649,098
4,148,588	2.500	07/15/16	4,798,091
5,838,768	2.375	01/15/17	6,775,715
15,623,322	2.625	07/15/17	18,599,096
32,663,400	1.875	07/15/19	38,486,631
25,920,486	0.625	07/15/21	27,742,955
13,093,843	2.375	01/15/25	16,653,797
35,032,608	2.375 (a)	01/15/27	45,241,460
11,060,000	3.625	04/15/28	16,463,805
1,054,660	2.500	01/15/29	1,406,980
1,515,140	3.875	04/15/29	2,360,073
8,223,974	2.125	02/15/40	11,032,955
5,273,400	2.125	02/15/41	7,127,317

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$286,307,231

Short-term Investment(b) — 1.4%
Repurchase Agreement — 1.4%
Joint Repurchase Agreement Account II
$4,200,000	0.042%	01/03/12	$4,200,000

TOTAL INVESTMENTS — 98.7%			$290,507,231

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%			3,716,815

NET ASSETS — 100.0%			$294,224,046

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(b) Joint repurchase agreement was entered into on December 30, 2011. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Eurodollars	5	September 2013	$1,240,125	$(1,699)
Eurodollars	5	December 2013	1,239,438	(511)
Eurodollars	5	March 2014	1,238,375	426
Ultra Long U.S. Treasury Bonds	23	March 2012	3,684,313	47,359
2 Year U.S. Treasury Notes	13	March 2012	2,867,109	111
5 Year U.S. Treasury Notes	9	March 2012	1,109,320	(577)
10 Year U.S. Treasury Notes	6	March 2012	786,750	4,895
30 Year U.S. Treasury Bonds	(52)	March 2012	(7,530,250)	(76,730)

TOTAL				$(26,726)

TAX INFORMATION — At December 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$278,713,653

Gross unrealized gain	12,196,643
Gross unrealized loss	(403,065)

Net unrealized security gain	$11,793,578

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
Schedule of Investments
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 35.1%
Collateralized Mortgage Obligations — 15.6%
Inverse Floaters(a) — 0.0%
FNMA REMIC Series 1990-134, Class SC
$27,694	21.131%	11/25/20	$39,043

IOette(b) — 0.0%
FHLMC REMIC Series 1161, Class U
568	1,172.807	11/15/21	15,481

Planned Amortization Class — 0.0%
FHLMC REMIC Series 1556, Class H
156,169	6.500	08/15/13	160,402

Regular Floater(a) — 10.0%
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 1A(c)
24,429,491	0.845	02/25/48	24,453,651
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 2A(c)
14,019,150	3.250	04/25/38	14,321,916
FNMA REMIC Series 1988-12, Class B(d)
88,085	0.000	02/25/18	86,085
NCUA Guaranteed Notes Series 2010-A1, Class A
5,882,238	0.624	12/07/20	5,885,602
NCUA Guaranteed Notes Series 2010-R2, Class 1A
11,367,613	0.665	11/06/17	11,355,179
NCUA Guaranteed Notes Series 2011-A1
17,700,000	0.296	06/12/13	17,680,884
NCUA Guaranteed Notes Series 2011-R1, Class 1A
7,328,057	0.745	01/08/20	7,333,920
NCUA Guaranteed Notes Series 2011-R2, Class 1A
23,961,435	0.695	02/06/20	23,965,178
NCUA Guaranteed Notes Series 2011-R3, Class 1A
26,580,357	0.676	03/11/20	26,584,509
NCUA Guaranteed Notes Series 2011-R4, Class 1A
42,132,487	0.675	03/06/20	42,145,653
NCUA Guaranteed Notes Series 2011-R5, Class 1A
38,637,519	0.654	04/06/20	38,643,554
NCUA Guaranteed Notes Series 2011-R6, Class 1A
37,681,687	0.675	05/07/20	37,687,573

			250,143,704

Sequential Fixed Rate — 5.3%
FHLMC Multifamily Structured Pass-Through Certificates Series K703, Class A2
33,200,000	2.699	05/25/18	34,318,986
FHLMC REMIC Series 108, Class G
209,138	8.500	12/15/20	237,547
FHLMC REMIC Series 1980, Class Z
1,074,755	7.000	07/15/27	1,224,424
FHLMC REMIC Series 2019, Class Z
1,184,600	6.500	12/15/27	1,340,324
FHLMC REMIC Series 3003, Class CG
1,941,124	5.000	07/15/23	1,968,580
FHLMC REMIC Series 3466, Class BA
2,664,358	5.000	08/15/35	2,727,907
FNMA ACES Series 2009-M2, Class A2
21,700,000	3.334	01/25/19	22,930,449
FNMA REMIC Series 1989-66, Class J
373,562	7.000	09/25/19	413,610

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Sequential Fixed Rate — (continued)
FNMA REMIC Series 1990-16, Class E
$224,189	9.000%	03/25/20	$261,341
FNMA REMIC Series 2002-91, Class LK
702,910	4.500	06/25/22	713,469
FNMA REMIC Series 2009-70, Class AL
24,524,291	5.000	08/25/19	26,237,756
GNMA REMIC Series 1995-3, Class DQ
57,853	8.050	06/16/25	66,511
NCUA Guaranteed Notes Series 2010-C1, Class A2
20,000,000	2.900	10/29/20	21,076,562
NCUA Guaranteed Notes Series 2010-R1, Class 2A
1,797,736	1.840	10/07/20	1,810,096
NCUA Guaranteed Notes Series A4
16,200,000	3.000	06/12/19	17,186,418

			132,513,980

Sequential Floating Rate(a) — 0.3%
FNMA REMIC Series 1988-12, Class A
171,472	3.917	02/25/18	182,361
NCUA Guaranteed Notes Series 2010-R1, Class 1A
7,008,006	0.724	10/07/20	7,015,715

			7,198,076

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$390,070,686

Federal Agencies — 19.5%
Adjustable Rate FHLMC(a) — 0.5%
$87,854	3.761%	05/01/18	$88,655
77,421	4.066	10/01/25	80,460
956,494	2.629	11/01/34	1,017,516
5,614,987	2.482	06/01/35	5,874,571
695,669	3.066	05/01/36	740,888
107,121	2.216	10/01/36	111,481
170,199	5.562	11/01/36	181,262
4,996,479	6.284	09/01/37	5,321,250

			13,416,083

Adjustable Rate FNMA(a) — 4.2%
32,981	1.987	11/01/17	33,267
194,481	3.240	02/01/18	198,657
100,837	2.208	06/01/18	101,572
137,311	5.774	05/01/20	146,236
71,798	3.384	01/01/23	74,368
425,739	3.292	02/01/27	440,243
4,579,266	3.029	08/01/29	4,698,401
58,590	2.380	07/01/32	61,287
43,014	2.505	07/01/32	45,604
268,676	2.264	01/01/33	278,148
3,184,807	2.675	05/01/33	3,387,536
505,667	2.625	08/01/33	538,614
2,493,028	4.611	08/01/33	2,711,558
2,238,356	2.536	02/01/34	2,346,548
695,070	2.445	05/01/34	736,764
1,456,178	2.470	05/01/34	1,550,830
1,119,019	2.467	06/01/34	1,178,918
1,164,868	2.369	10/01/34	1,229,493
769,464	2.452	10/01/34	819,480
2,090,492	2.256	02/01/35	2,226,374
291,507	2.347	02/01/35	308,025
467,576	2.412	03/01/35	491,755
3,449,211	2.470	03/01/35	3,673,410
3,115,856	2.066	04/01/35	3,257,110
5,593,235	2.174	04/01/35	5,786,665

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate FNMA(a) — (continued)
$2,009,839	2.595%	04/01/35	$2,134,124
952,503	2.185	05/01/35	999,933
609,551	2.275	05/01/35	642,082
11,104,547	2.350	07/01/35	11,821,501
3,513,779	2.353	08/01/35	3,689,456
2,237,881	2.262	10/01/35	2,332,039
3,805,073	2.498	03/01/36	4,048,499
1,156,036	2.467	04/01/36	1,181,607
3,101,933	2.670	04/01/36	3,303,559
2,090,945	2.636	06/01/36	2,147,547
3,835,970	2.652	06/01/36	4,085,308
3,399,224	2.700	07/01/36	3,496,979
34,315	4.658	07/01/36	36,550
4,589,350	2.544	09/01/36	4,794,099
362,809	2.739	11/01/36	386,391
270,011	2.799	11/01/36	287,409
8,340,502	2.530	04/01/37	8,778,020
4,160,725	4.377	07/01/37	4,429,213
8,149,104	5.020	11/01/38	8,678,796
170,271	4.735	12/01/46	180,667

			103,774,642

Adjustable Rate GNMA(a) — 0.5%
3,848,408	1.750	05/20/34	3,962,666
1,263,040	1.625	07/20/34	1,300,139
743,298	1.625	08/20/34	765,132
5,439,545	1.625	09/20/34	5,598,336
781,162	1.750	10/20/34	803,780
1,182,581	1.750	12/20/34	1,218,812

			13,648,865

FHLMC — 0.1%
714	7.000	12/01/12	717
9,912	6.500	01/01/13	10,216
13,765	6.500	04/01/13	14,143
42,486	6.500	05/01/13	44,260
14,115	6.500	06/01/13	14,754
9,718	6.500	10/01/13	10,132
36,416	8.500	10/01/15	39,801
181,791	8.000	12/01/15	197,028
9,585	7.000	03/01/16	10,332
2,118,421	5.500	01/01/20	2,289,384
646,082	7.000	04/01/22	741,623
13,920	4.500	05/01/23	14,738
34,119	7.500	01/01/31	38,437
16,394	6.000	06/01/36	18,060

			3,443,625

FNMA — 14.1%
290,193	5.500	01/01/13	296,707
11,129	6.000	01/01/14	12,015
37,227	6.000	03/01/14	40,192
9,677	5.500	04/01/14	10,506
2,297	8.500	09/01/15	2,304
73,307	8.500	10/01/15	79,115
10,820	8.500	12/01/15	11,696
9,000,000	3.660	01/01/18	9,677,338
8,723	5.500	01/01/18	9,474
7,689,368	2.800	03/01/18	8,016,288
6,860,000	3.840	05/01/18	7,431,820
62,665,421	3.738	06/01/18	67,332,895
358,759	5.500	07/01/18	389,646
199,563	5.500	08/01/18	216,744

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$370,947	5.500%	09/01/18	$402,883
15,800,000	2.960	11/01/18	16,388,029
56,640	5.500	12/01/18	61,517
25,196	5.500	01/01/19	27,365
45,307	5.500	03/01/19	49,208
13,706	5.500	08/01/19	14,881
13,835	5.000	09/01/19	14,939
50,930	7.000	11/01/19	57,493
4,943,698	3.416	10/01/20	5,238,606
3,758,548	3.632	12/01/20	4,030,869
42,573,288	4.316	07/01/21	46,949,199
6,952,882	5.500	09/01/23	7,574,041
1,390,985	5.500	10/01/23	1,518,129
10,211	7.000	12/01/24	11,696
1,785	7.000	07/01/27	2,060
2,799	7.000	08/01/27	3,246
4,151	7.000	10/01/28	4,812
3,672	7.000	01/01/29	4,256
2,501	7.000	11/01/29	2,898
134,742	8.000	02/01/31	161,220
2,804	7.000	04/01/31	3,250
17,846	7.000	05/01/32	20,645
11,951	7.000	06/01/32	13,825
5,435	7.000	08/01/32	6,287
1,970,021	6.000	03/01/33	2,194,386
3,924,829	6.500	04/01/33	4,391,757
4,224	7.000	04/01/34	4,896
9,416,859	6.000	04/01/35	10,491,548
1,603	6.000	11/01/35	1,767
95,000	8.500	09/01/37	109,675
1,144,501	7.500	10/01/37	1,318,787
63,102	5.000	07/01/39	68,302
2,317,101	4.500	10/01/39	2,465,206
650,340	4.500	11/01/40	692,426
10,227,035	4.000	01/01/41	10,747,387
10,697,507	4.000	02/01/41	11,247,696
588,881	5.000	02/01/41	639,773
240,041	5.000	04/01/41	259,819
507,205	5.000	05/01/41	548,997
73,530	5.000	06/01/41	79,588
2,856,767	4.500	07/01/41	3,049,642
3,853,043	4.500	08/01/41	4,113,461
10,906,054	4.000	10/01/41	11,473,712
2,837,706	4.500	10/01/41	3,029,295
3,403,526	5.000	10/01/41	3,705,824
3,000,000	4.000	12/01/41	3,156,150
6,000,000	4.000	01/01/42	6,312,129
73,000,000	3.000	TBA — 15yr(e)	75,383,903
20,000,000	3.500	TBA — 30yr(e)	20,571,876

			352,146,096

GNMA — 0.1%
2,493	9.000	07/15/12	2,500
756,516	5.500	07/15/20	820,180
312,937	6.000	11/15/38	354,144

			1,176,824

TOTAL FEDERAL AGENCIES			$487,606,135

TOTAL MORTGAGE-BACKED OBLIGATIONS			$877,676,821

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Agency Debentures — 57.0%
FHLB
$12,000,000	4.875%		12/14/12	$12,526,708
45,000,000	3.625		10/18/13	47,623,761
95,600,000	0.375		11/27/13	95,588,872
25,000,000	3.125		12/13/13	26,302,305
83,200,000	3.750		09/09/16	92,669,924
37,000,000	3.875		12/14/18	41,740,995
13,400,000	5.375		05/15/19	16,557,938
26,355,000	4.125		03/13/20	30,418,348
FHLMC
13,900,000	4.500		01/15/13	14,510,189
66,000,000	0.221	(a)	06/03/13	66,013,398
41,000,000	0.235	(a)	06/17/13	41,017,548
81,000,000	0.500		10/15/13	81,145,913
139,000,000	0.375		10/30/13	139,025,131
25,000,000	5.000		01/30/14	27,331,795
44,200,000	1.375		02/25/14	45,050,824
132,800,000	1.000		07/30/14	134,386,163
13,300,000	1.000		08/20/14	13,439,429
39,200,000	0.625		12/29/14	39,228,197
FNMA
125,200,000	0.376	(a)	05/17/13	125,328,205
65,000,000	4.625		10/15/13	69,902,157
9,535,000	1.050		10/22/13	9,626,492
27,000,000	0.600		10/25/13	26,913,101
110,900,000	0.600		11/14/13	111,023,199
56,400,000	4.125		04/15/14	61,021,675
28,400,000	0.000	(d)	07/05/14	27,944,396
24,000,000	0.650		08/28/14	23,878,644
6,900,000	0.750		12/19/14	6,930,887
Small Business Administration
82,906	7.200		06/01/17	92,175
225,342	6.300		05/01/18	245,891
154,041	6.300		06/01/18	168,316

TOTAL AGENCY DEBENTURES				$1,427,652,576

Government Guarantee Obligations(f) — 6.5%
Ally Financial, Inc.
$72,200,000	2.200%		12/19/12	$73,572,277
General Electric Capital Corp.
51,000,000	0.740	(a)	03/12/12	51,044,880
17,700,000	2.125		12/21/12	18,024,763
20,400,000	2.625		12/28/12	20,882,774

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS				$163,524,694

U.S. Treasury Obligations — 4.6%
United States Treasury Inflation Protected Securities
$17,883,196	3.000%		07/15/12	$18,280,024
13,931,544	1.875		07/15/13	14,578,107
14,174,986	2.000		07/15/14	15,271,279
United States Treasury Notes(g)
67,300,000	0.250		11/30/13	67,308,077

TOTAL U.S. TREASURY OBLIGATIONS				$115,437,487

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT				$2,584,291,578

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(h) — 0.5%
Repurchase Agreement — 0.5%
Joint Repurchase Agreement Account II
$11,600,000	0.042%	01/03/12	$11,600,000

TOTAL INVESTMENTS — 103.7%			$2,595,891,578

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.7)%			(93,741,413)

NET ASSETS — 100.0%			$2,502,150,165

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011.

(b) Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(c) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $38,775,567, which represents approximately 1.5% of net assets as of December 31, 2011.

(d) Issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

(e) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $95,955,779, which represents approximately 3.8% of net assets as of December 31, 2011.

(f) Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2011.

(g) A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(h) Joint repurchase agreement was entered into on December 30, 2011. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
ACES	— Alternative Credit Enhancement Securities
FDIC	— Federal Deposit Insurance Corp.
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
NCUA	— National Credit Union Administration
REMIC	— Real Estate Mortgage Investment Conduit

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At December 31, 2011, the Fund had the following forward sales contracts:

	Interest	Maturity	Settlement	Principal
Description	Rate	Date(e)	Date	Amount	Value

FNMA	4.000%	TBA - 30yr	01/12/12	$(12,000,000)	$(12,603,750)
FNMA	4.500	TBA - 30yr	01/12/12	(10,000,000)	(10,642,969)
FNMA	5.000	TBA - 30yr	02/13/12	(1,000,000)	(1,078,359)

TOTAL (Proceeds Receivable: $24,315,703)					$(24,325,078)

FUTURES CONTRACTS — At December 31, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Eurodollars	33	March 2013	$8,188,125	$30,451
Ultra Long U.S. Treasury Bonds	(1)	March 2012	(160,188)	(5,008)
2 Year U.S. Treasury Notes	7,056	March 2012	1,556,178,757	419,072
5 Year U.S. Treasury Notes	(1,250)	March 2012	(154,072,266)	(284,846)
10 Year U.S. Treasury Notes	(956)	March 2012	(125,355,500)	(672,768)
30 Year U.S. Treasury Bonds	(150)	March 2012	(21,721,875)	(174,997)

TOTAL				$(688,096)

SWAP CONTRACTS — At December 31, 2011, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

				Rates Exchanged			Upfront
	Notional			Payments	Payments		Payments
	Amount		Termination	Received by	Made by	Market	Made (Received)	Unrealized
Counterparty	(000s)		Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

Bank of America Securities LLC	$151,500	(a)	09/30/13	3 month LIBOR	0.500%	$567,814	$118,075	$449,739
	107,300	(a)	06/20/15	3 month LIBOR	1.000	(126,413)	(346,875)	220,462
	31,000		11/02/16	3 month LIBOR	1.780	(925,950)	—	(925,950)
	41,900	(a)	06/20/19	3 month LIBOR	2.000	(570,249)	(386,505)	(183,744)
Citibank NA	15,800	(a)	06/20/27	3 month LIBOR	2.750	(559,268)	(297,561)	(261,707)
Deutsche Bank Securities, Inc.	26,900	(a)	09/30/13	0.500%	3 month LIBOR	(100,820)	(111,197)	10,377
	23,000	(a)	06/20/17	3 month LIBOR	1.750	(386,995)	(310,911)	(76,084)
	18,400	(a)	10/14/19	2.945	3 month LIBOR	513,970	—	513,970
	18,400	(a)	11/25/19	2.539	3 month LIBOR	133,079	—	133,079
	18,500	(a)	12/06/19	2.785	3 month LIBOR	332,496	—	332,496
	22,600	(a)	06/20/22	3 month LIBOR	2.500	(709,431)	(376,188)	(333,243)
	9,700	(a)	06/20/22	2.500	3 month LIBOR	304,490	274,191	30,299
	7,500	(a)	10/14/29	3 month LIBOR	3.319	(419,683)	—	(419,683)
	7,400	(a)	11/25/29	3 month LIBOR	2.910	(36,081)	—	(36,081)
	7,500	(a)	12/06/29	3 month LIBOR	3.152	(249,573)	—	(249,573)

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

INTEREST RATE SWAP CONTRACTS (continued)

				Rates Exchanged			Upfront
	Notional			Payments	Payments		Payments
	Amount		Termination	Received by	Made by	Market	Made (Received)	Unrealized
Counterparty	(000s)		Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

Deutsche Bank Securities, Inc. (continued)	$100	(a)	06/20/32	2.750%	3 month LIBOR	$2,836	$(39)	$2,875
	1,100	(a)	06/20/42	3 month LIBOR	2.750%	(23,219)	18,843	(42,062)
JPMorgan Securities, Inc.	185,600		12/31/12	3 month LIBOR	0.943	(486,357)	—	(486,357)
	124,600	(a)	09/30/13	0.500	3 month LIBOR	(466,995)	(310,685)	(156,310)
	11,600	(a)	06/20/17	3 month LIBOR	1.750	(195,180)	(167,014)	(28,166)
	39,000		11/02/18	3 month LIBOR	2.310	(1,899,047)	7,691	(1,906,738)
	41,800	(a)	06/20/19	3 month LIBOR	2.000	(568,888)	(395,321)	(173,567)
	26,600	(a)	06/20/22	2.500	3 month LIBOR	834,994	763,930	71,064
	41,200	(a)	06/20/22	3 month LIBOR	2.500	(1,293,298)	(808,742)	(484,556)

TOTAL						$(6,327,768)	$(2,328,308)	$(3,999,460)

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2011.

WRITTEN OPTIONS CONTRACTS — For the period ended December 31, 2011, the Fund had the following written swaptions activity:

	Notional
	Amount	Premiums
	(000s)	Received

Contracts Outstanding March 31, 2011	$68,000	$(740,350)

Contracts Written	748,200	(14,863,345)
Contracts Bought to Close	(675,200)	14,206,718
Contracts Expired	(141,000)	1,396,977

Contracts Outstanding December 31, 2011	$—	$—

TAX INFORMATION — At December 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,554,494,786

Gross unrealized gain	44,603,495
Gross unrealized loss	(3,206,703)

Net unrealized security gain	$41,396,792

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND
Schedule of Investments
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 34.7%
Collateralized Mortgage Obligations — 15.8%
Interest Only(a) — 0.0%
FNMA REMIC Series 1990-145, Class B
$859	1,004.961%	12/25/20	$16,901

Planned Amortization Class — 0.2%
FHLMC REMIC Series 2113, Class TE
324,476	6.000	01/15/14	335,596
FNMA REMIC Series 1993-225, Class WC
217,006	6.500	12/25/13	225,063

			560,659

Regular Floater(b) — 10.5%
Collateralized Mortgage Securities Corp. Series N, Class 2
90,333	1.106	08/25/17	90,628
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 1A(c)
1,787,524	0.845	02/25/48	1,789,292
FHLMC REMIC Series 1826, Class F
84,884	0.713	09/15/21	84,875
FNMA REMIC Series 1990-145, Class A
349,441	1.157	12/25/20	346,362
FNMA REMIC Series 1997-20, Class F
720,347	0.693	03/25/27	713,267
FNMA REMIC Series 1998-66, Class FC
173,599	0.785	11/17/28	174,976
NCUA Guaranteed Notes Series 2010-A1, Class A
953,876	0.624	12/07/20	954,422
NCUA Guaranteed Notes Series 2010-R2, Class 1A
1,783,155	0.665	11/06/17	1,781,205
NCUA Guaranteed Notes Series 2011-A1
2,700,000	0.296	06/12/13	2,697,084
NCUA Guaranteed Notes Series 2011-R1, Class 1A
1,251,132	0.745	01/08/20	1,252,133
NCUA Guaranteed Notes Series 2011-R2, Class 1A
3,576,334	0.695	02/06/20	3,576,892
NCUA Guaranteed Notes Series 2011-R3, Class 1A
3,921,692	0.676	03/11/20	3,922,305
NCUA Guaranteed Notes Series 2011-R4, Class 1A
6,214,945	0.675	03/06/20	6,216,888
NCUA Guaranteed Notes Series 2011-R5, Class 1A
6,198,102	0.654	04/06/20	6,199,070
NCUA Guaranteed Notes Series 2011-R6, Class 1A
6,013,035	0.675	05/07/20	6,013,974

			35,813,373

Sequential Fixed Rate — 4.1%
FHLMC Multifamily Structured Pass-Through Certificates Series K703, Class A2
5,000,000	2.699	05/25/18	5,168,522
FNMA ACES Series 2009-M2, Class A2
3,250,000	3.334	01/25/19	3,434,284
FNMA REMIC Series 2009-70, Class AL
4,653,566	5.000	08/25/19	4,978,701
NCUA Guaranteed Notes Series 2010-R1, Class 2A
299,623	1.840	10/07/20	301,683

			13,883,190

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Sequential Floating Rate(b) — 1.0%
FHLMC Multifamily Structured Pass Through Certificates Series K701, Class A2
$2,250,000	3.882%	11/25/17	$2,458,117
NCUA Guaranteed Notes Series 2010-R1, Class 1A
1,140,838	0.745	10/07/20	1,142,093

			3,600,210

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$53,874,333

Federal Agencies — 18.9%
Adjustable Rate FHLMC(b) — 1.3%
$47,972	2.588%	08/01/16	$48,668
74,870	3.587	08/01/18	77,592
47,421	3.160	11/01/18	48,677
273,482	3.245	11/01/18	280,328
19,295	3.063	02/01/19	19,835
48,617	2.602	03/01/19	49,580
32,903	3.348	03/01/19	34,046
45,536	2.747	06/01/19	46,384
34,095	3.246	07/01/19	35,215
779,300	3.420	11/01/19	807,716
614,566	6.876	11/01/19	654,705
54,298	3.250	01/01/20	55,422
70,850	2.600	05/01/21	72,564
44,205	2.636	10/01/26	44,947
687,709	4.626	08/01/28	733,055
329,915	2.408	05/01/29	341,561
45,253	4.193	06/01/29	49,220
67,342	2.610	04/01/30	69,503
68,409	4.334	06/01/30	74,406
167,653	2.511	12/01/30	172,064
50,624	2.614	02/01/31	52,308
14,112	3.270	06/01/31	14,636
457,354	4.175	05/01/35	485,696

			4,268,128

Adjustable Rate FNMA(b) — 2.0%
196,258	6.750	04/01/17	205,643
34,131	4.258	08/01/17	35,276
119,511	2.742	09/01/17	123,252
73,725	2.750	09/01/17	76,560
28,509	2.750	12/01/17	29,040
26,451	4.875	12/01/17	28,415
180,896	2.718	03/01/18	184,505
73,013	2.783	03/01/18	75,203
870,802	2.718	07/01/18	888,404
41,355	1.925	10/01/18	41,699
37,149	2.627	10/01/18	37,900
91,547	2.714	10/01/18	94,107
88,074	2.760	10/01/18	89,981
113,393	2.648	01/01/19	115,686
402,249	4.015	04/01/19	426,016
26,341	5.890	04/01/19	27,502
207,511	2.566	05/01/19	214,695
785,333	2.634	05/01/19	802,131
109,180	6.181	07/01/19	116,276
313,178	4.301	08/01/19	334,072
276,865	5.774	05/01/20	294,861
387,195	2.675	06/01/20	395,456
26,879	6.538	02/01/22	28,634
85,201	2.758	05/20/22	88,370
248,661	2.265	02/01/23	255,164

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate FNMA(b) — (continued)
$4,399	6.219%	12/01/23	$4,571
458,587	2.331	01/01/24	471,826
501,065	2.175	03/01/24	515,517
397,321	2.500	06/20/24	409,717
26,411	4.127	08/01/24	27,515
125,116	5.094	01/01/25	133,249
29,992	3.760	06/01/27	30,980
19,678	4.250	12/01/27	21,377
42,603	4.523	01/01/28	46,338
28,408	2.600	06/01/29	29,290
19,375	2.655	06/01/29	19,933
21,460	3.987	05/01/36	23,160
129,217	1.618	06/01/40	129,322
11,467	1.418	02/01/41	11,387

			6,883,030

Adjustable Rate GNMA(b) — 2.3%
7,678,884	1.625	08/20/34	7,904,085

FHLMC — 1.5%
50,109	6.500	03/01/13	52,377
19,034	6.500	04/01/13	19,556
20,030	6.500	05/01/13	20,936
34,935	6.500	06/01/13	36,397
525,377	8.000	12/01/15	569,410
427,973	5.500	01/01/20	462,512
204,199	7.000	04/01/21	234,198
134,012	7.000	08/01/21	153,677
1,263,894	7.000	03/01/22	1,450,813
370,785	7.000	05/01/22	425,661
1,338,132	7.000	06/01/22	1,536,170
13,920	4.500	05/01/23	14,737
21,212	7.000	12/01/25	24,474

			5,000,918

FNMA — 11.8%
36,781	6.500	04/01/12	37,189
95,907	6.000	05/01/12	97,044
27,489	6.500	05/01/12	27,855
64,102	6.000	06/01/12	65,059
26,373	6.500	06/01/12	26,783
707,623	5.500	01/01/13	723,508
2,800,000	1.500	03/28/14	2,806,616
258,908	8.000	01/01/16	276,786
474,744	7.000	03/01/17	524,097
89,170	7.000	05/01/17	98,440
1,300,000	3.660	01/01/18	1,397,838
1,084,398	2.800	03/01/18	1,130,502
3,052,037	5.500	03/01/18	3,314,798
298,070	5.500	04/01/18	323,732
740,000	3.840	05/01/18	801,683
9,368,432	3.738	06/01/18	10,066,216
2,300,000	2.960	11/01/18	2,385,599
1,700	5.000	08/01/19	1,839
11,987	5.000	09/01/19	12,962
10,329	5.000	11/01/19	11,174
35,115	5.000	01/01/20	37,988
790,992	3.416	10/01/20	838,177
593,455	3.632	12/01/20	636,453
5,970,762	4.316	07/01/21	6,584,469
113,704	7.000	07/01/21	130,282
214,652	7.000	11/01/21	246,587
107,355	7.000	12/01/21	123,452
217,277	7.000	01/01/22	249,719

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$43,304	7.000%	02/01/22	$49,753
161,788	7.000	01/01/28	187,535
156,582	6.500	04/01/33	175,042
152,989	5.000	01/01/37	165,212
226,119	5.000	03/01/38	243,998
1,000,000	4.000	12/01/41	1,052,050
2,000,000	4.000	01/01/42	2,104,032
1,000,000	3.000	TBA - 15yr(d)	1,032,656
1,000,000	3.500	TBA - 30yr(d)	1,028,594
1,000,000	4.000	TBA - 30yr(d)	1,050,313

			40,066,032

GNMA — 0.0%
40,248	7.000	12/15/25	46,551
82,101	7.000	04/15/26	95,214

			141,765

TOTAL FEDERAL AGENCIES			$64,263,958

TOTAL MORTGAGE-BACKED OBLIGATIONS			$118,138,291

Agency Debentures — 16.0%
FHLB
$2,600,000	0.210%	01/04/13	$2,598,370
4,600,000	0.375	11/27/13	4,599,464
8,000,000	3.875	12/14/18	9,025,080
1,900,000	5.375	05/15/19	2,347,767
FHLMC
10,000,000	0.221 (b)	06/03/13	10,002,030
5,000,000	0.235 (b)	06/17/13	5,002,140
1,900,000	0.500	10/15/13	1,903,423
5,100,000	0.500	10/18/13	5,076,420
FNMA
12,900,000	0.600	11/14/13	12,914,331
1,000,000	4.125	04/15/14	1,081,945

TOTAL AGENCY DEBENTURES			$54,550,970

Asset-Backed Securities — 14.2%
Auto — 2.7%
Ally Master Owner Trust Series 2010-1, Class A(b)(c)
$6,500,000	2.028%	01/15/15	$6,585,371
Ford Credit Auto Owner Trust Series 2009-B, Class A3
2,402,235	2.790	08/15/13	2,412,026

			8,997,397

Credit Card(b)(c) — 1.2%
World Financial Network Credit Card Master Trust Series 2006-A, Class A
4,200,000	0.408	02/15/17	4,166,525

Home Equity(c) — 0.6%
AH Mortgage Advance Trust Series SART-1, Class A1
1,300,000	2.630	05/10/42	1,293,271
AH Mortgage Advance Trust Series SART-2, Class A1
800,000	3.270	09/15/43	797,388

			2,090,659

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Asset-Backed Securities — (continued)
Student Loan(b) — 9.7%
Access Group, Inc. Series 2002-1, Class A2
$2,797,946	0.538%		09/25/25	$2,778,838
Access Group, Inc. Series 2005-2, Class A1
29	0.588		08/22/17	29
Brazos Higher Education Authority, Inc. Series 2005-2, Class A9
2,484,989	0.674		12/26/17	2,465,681
Brazos Higher Education Authority, Inc. Student Loan Revenue Series 2004 I-A-2
3,401,947	0.734		06/27/22	3,353,649
Brazos Higher Education Authority, Inc. Student Loan Revenue Series 2005 I-A-2
2,337,750	0.654		12/26/18	2,321,643
College Loan Corp. Trust Series 2004-1, Class A3
6,946,618	0.578		04/25/21	6,920,163
College Loan Corp. Trust Series 2005-1, Class A2
5,000,000	0.518		07/25/24	4,938,294
College Loan Corp. Trust Series 2005-2, Class A2
861,755	0.513		10/15/21	854,143
Education Funding Capital Trust I Series 2003-3, Class A3
3,979,153	0.816		03/16/20	3,960,492
Education Funding Capital Trust I Series 2004-1, Class A2
2,263,370	0.706		12/15/22	2,234,828
Pennsylvania State Higher Education Assistance Agency Series 2009-2 Class A-1
1,913,851	1.018		04/25/19	1,905,834
SLM Student Loan Trust Series 2004-9, Class A4
515,645	0.548		04/25/17	515,435
SLM Student Loan Trust Series 2006-5, Class A3
755,375	0.448		10/25/19	754,557

				33,003,586

TOTAL ASSET-BACKED SECURITIES				$48,258,167

Government Guarantee Obligations(e) — 24.0%
Ally Financial, Inc.
$20,700,000	2.200%		12/19/12	$21,093,437
Bank of America Corp.(b)
13,400,000	0.770		06/22/12	13,425,889
Citigroup Funding, Inc.
8,600,000	0.758	(b)	04/30/12	8,620,098
7,000,000	1.875		11/15/12	7,100,772
General Electric Capital Corp.
9,400,000	0.740	(b)	03/12/12	9,408,272
2,000,000	0.567	(b)	12/21/12	2,005,104
6,000,000	2.625		12/28/12	6,141,992
Morgan Stanley & Co.(b)
8,500,000	0.724		02/10/12	8,506,009
3,800,000	0.913		06/20/12	3,813,365
United States Central Federal Credit Union
1,500,000	1.900		10/19/12	1,520,926

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS				$81,635,864

U.S. Treasury Obligations — 10.3%
United States Treasury Bonds
$100,000	4.500%		05/15/38	$131,794
1,100,000	4.375		05/15/41	1,433,278
United States Treasury Inflation Protected Securities
2,644,698	3.000		07/15/12	2,703,384
2,465,760	1.875		07/15/13	2,580,196
1,441,524	2.000		07/15/14	1,553,011

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Treasury Obligations — (continued)
United States Treasury Notes
$2,300,000	0.750%	03/31/13	$2,316,100
3,200,000	0.625 (f)	04/30/13	3,218,720
16,600,000	0.250	11/30/13	16,601,992
800,000	1.500	07/31/16	827,136
1,600,000	1.000	09/30/16	1,616,448
1,100,000	1.000	10/31/16	1,110,626
1,100,000	0.875	11/30/16	1,103,322

TOTAL U.S. TREASURY OBLIGATIONS			$35,196,007

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$337,779,299

Short-term Investment(g) — 2.3%
Repurchase Agreement — 2.3%
Joint Repurchase Agreement Account II
$7,700,000	0.042%	01/03/12	$7,700,000

TOTAL INVESTMENTS — 101.5%			$345,479,299

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%			(5,078,542)

NET ASSETS — 100.0%			$340,400,757

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011.

(c) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $14,631,847, which represents approximately 4.3% of net assets as of December 31, 2011.

(d) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $3,111,563 which represents approximately 0.9% of net assets as of December 31, 2011.

(e) Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(f) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(g) Joint repurchase agreement was entered into on December 30, 2011. Additional information appears in the Notes to the Schedule of Investments section.

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Investment Abbreviations:
ACES	— Alternative Credit Enhancement Securities
FDIC	— Federal Deposit Insurance Corp.
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
NCUA	— National Credit Union Administration
REMIC	— Real Estate Mortgage Investment Conduit

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Eurodollars	244	March 2012	$60,606,550	$(50,896)
Eurodollars	1	December 2012	248,113	410
Eurodollars	1	March 2013	248,125	923
Eurodollars	1	June 2013	248,087	1,473
Ultra Long U.S. Treasury Bonds	4	March 2012	640,750	11,900
2 Year U.S. Treasury Notes	169	March 2012	37,272,422	1,441
5 Year U.S. Treasury Notes	40	March 2012	4,930,313	5,369
10 Year U.S. Treasury Notes	(135)	March 2012	(17,701,875)	(104,155)
30 Year U.S. Treasury Bonds	(47)	March 2012	(6,806,188)	(164,874)

TOTAL				$(298,409)

SWAP CONTRACTS — At December 31, 2011, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

				Rates Exchanged			Upfront
	Notional			Payments	Payments		Payments
	Amount		Termination	Received by	Made by	Market	Made (Received)	Unrealized
Counterparty	(000s)		Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

Bank of America Securities LLC	$41,900	(a)	09/30/13	3 month LIBOR	0.500%	$157,039	$43,116	$113,923
	6,300	(a)	06/20/19	3 month LIBOR	2.000	(85,742)	(58,115)	(27,627)
Deutsche Bank Securities, Inc.	18,200	(a)	09/30/13	3 month LIBOR	0.500	68,213	52,000	16,213
	15,600	(a)	06/20/17	3 month LIBOR	1.750	(262,483)	(210,879)	(51,604)
	2,800	(a)	10/14/19	2.945%	3 month LIBOR	78,213	—	78,213
	2,800	(a)	11/25/19	2.539	3 month LIBOR	20,251	—	20,251
	2,800	(a)	12/06/19	2.785	3 month LIBOR	50,324	—	50,324
	11,000	(a)	06/20/22	3 month LIBOR	2.500	(345,298)	(185,400)	(159,898)
	1,200	(a)	10/14/29	3 month LIBOR	3.319	(67,149)	—	(67,149)
	1,100	(a)	11/25/29	3 month LIBOR	2.910	(5,363)	—	(5,363)
	1,100	(a)	12/06/29	3 month LIBOR	3.152	(36,604)	—	(36,604)
	5,300	(a)	06/20/32	3 month LIBOR	2.750	(150,324)	2,720	(153,044)
	1,200	(a)	06/20/42	3 month LIBOR	2.750	(25,331)	20,555	(45,886)
JPMorgan Securities, Inc.	119,000		12/31/12	3 month LIBOR	0.943	(311,834)	—	(311,834)
	60,100	(a)	09/30/13	0.500	3 month LIBOR	(225,252)	(219,872)	(5,380)
	8,000	(a)	06/20/17	3 month LIBOR	1.750	(134,607)	(115,182)	(19,425)

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

				Rates Exchanged			Upfront
	Notional			Payments	Payments		Payments
	Amount		Termination	Received by	Made by	Market	Made (Received)	Unrealized
Counterparty	(000s)		Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

JPMorgan Securities, Inc. (continued)	6,300	(a)	06/20/19	3 month LIBOR	2.000%	$(85,742)	$(59,582)	$(26,160)
	5,600	(a)	06/20/22	3 month LIBOR	2.500	(175,788)	(103,969)	(71,819)
	18,100	(a)	06/20/27	2.750%	3 month LIBOR	640,680	324,048	316,632

TOTAL						$(896,797)	$(510,560)	$(386,237)

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2011.

WRITTEN OPTIONS CONTRACTS — For the period ended December 31, 2011, the Fund had the following written swaptions activity:

	Notional
	Amount	Premiums
	(000s)	Received

Contracts Outstanding March 31, 2011	$15,000	$(163,440)

Contracts Written	122,000	(2,113,670)
Contracts Bought to Close	(107,200)	2,002,555
Contracts Expired	(29,800)	274,555

Contracts Outstanding December 31, 2011	$—	$—

TAX INFORMATION — At December 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$340,997,308

Gross unrealized gain	4,738,087
Gross unrealized loss	(256,096)

Net unrealized security gain	$4,481,991

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. If accurate quotations are not readily available, or if Goldman Sachs Asset Management, L.P. (“GSAM”) believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under valuation procedures approved by the trustees. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) of the investment company on the valuation date.
     GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; and trading halts or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
     The levels used for classifying investments are not necessarily an indication of the risk associated with investing in those investments.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
     The following is a summary of the Funds’ investments and derivatives categorized in the fair value hierarchy as of December 31, 2011:
ENHANCED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$276,616,688	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	60,256,352	29,230,646	—
Asset-Backed Securities	—	39,658,606	108,786
Foreign Debt Obligations	4,757,293	22,505,988	—
Government Guarantee Obligations	—	126,163,162	—
Short-term Investments	—	18,500,000	—

Total	$65,013,645	$512,675,090	$108,786

Derivative Type	Level 1	Level 2	Level 3

Assets
Futures Contracts*	$16,692	$—	$—
Credit Default Swap Contracts*	—	38,831	—

Total	$16,692	$38,831	$—

Liabilities
Futures Contracts*	$(1,872,222)	$—	$—

Total	$(1,872,222)	$—	$—

     The following is a reconciliation of Level 3 investments for the period ended December 31, 2011:

Fixed Income
Asset-Backed
Securities

Beginning Balance as of April 1, 2011	$130,525
Realized gain (loss)	8
Unrealized gain (loss) relating to instruments still held at reporting date	23,983
Purchases	—
Sales	(45,730)
Transfers into Level 3	—
Transfers out of Level 3	—

Ending Balance as of December 31, 2011	$108,786

GOVERNMENT INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$342,876,996	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	171,669,366	182,217,786	—
Asset-Backed Securities	—	20,150,412	—
Government Guarantee Obligations	—	98,791,909	—
Municipal Debt Obligations	—	2,435,740	—
Short-term Investments	—	84,800,000	—

Total	$171,669,366	$731,272,843	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(27,925,548)	$—

Derivative Type	Level 1	Level 2	Level 3

Assets
Futures Contracts*	$876,403	$—	$—
Interest Rate Swap Contracts*	—	441,698	—

Total	$876,403	$441,698	$—

Liabilities
Futures Contracts*	$(45,912)	$—	$—
Interest Rate Swap Contracts*	—	(871,015)	—

Total	$(45,912)	$(871,015)	$—

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
INFLATION PROTECTED SECURITIES

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Obligations	$286,307,231	$—	$
Short-term Investments	—	4,200,000	—

Total	$286,307,231	$4,200,000	$—

Derivative Type	Level 1	Level 2	Level 3

Assets
Futures Contracts*	$52,791	$—	$—

Liabilities
Futures Contracts*	$(79,517)	$—	$—

SHORT DURATION GOVERNMENT

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$877,676,821	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	115,437,487	1,427,652,576	—
Government Guarantee Obligations	—	163,524,694	—
Short-term Investments	—	11,600,000	—

Total	$115,437,487	$2,480,454,091	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(24,325,078)	$—

Derivative Type	Level 1	Level 2	Level 3

Assets
Futures Contracts*	$449,523	$—	$—
Interest Rate Swap Contracts*	—	1,764,361	—

Total	$449,523	$1,764,361	$—

Liabilities
Futures Contracts*	$(1,137,619)	$—	$—
Interest Rate Swap Contracts*	—	(5,763,821)	—

Total	$(1,137,619)	$(5,763,821)	$—

ULTRA-SHORT DURATION GOVERNMENT

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$118,138,291	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	35,196,007	54,550,970	—
Asset-Backed Securities	—	48,258,167	—
Government Guarantee Obligations	—	81,635,864	—
Short-term Investments	—	7,700,000	—

Total	$35,196,007	$310,283,292	$—

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets
Futures Contracts*	$21,516	$—	$—
Interest Rate Swap Contracts*	—	595,556	—

Total	$21,516	$595,556	$—

Liabilities
Futures Contracts*	$(319,925)	$—	$—
Interest Rate Swap Contracts*	—	(981,793)	—

Total	$(319,925)	$(981,793)	$—

*Amount shown represents unrealized gain (loss) at period end.
Investments in Derivatives — The Funds may make investments in derivative instruments, including, but not limited to options, futures, swaps, swaptions and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and/or the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
     During the period ended December 31, 2011, the Funds entered into certain derivative contract types. These instruments were used to meet the Funds’ investment objectives and to obtain and/or manage exposure related to the risks below. The following tables set forth, by certain risk types, the gross value of these derivative contracts for trading activities as of December 31, 2011. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.
Enhanced Income

Risk		Assets	Liabilities

Interest rate		$16,692	$(1,872,222)

Credit		38,831	—

Total		$55,523	$(1,872,222)

Risk	Fund	Assets	Liabilities

Interest rate	Government Income	$1,318,101	$(916,927)

Interest rate	Inflation Protected Securities	52,791	(79,517)

Interest rate	Short Duration Government	2,213,884	(6,901,440)

Interest rate	Ultra-Short Duration Government	617,072	(1,301,718)

Futures Contracts — Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and the last ask price for short positions at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
Options — When the Funds write call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current market value of the option written. Swaptions are options on interest rate swap contracts. Options on a futures contract may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. When a written option expires on its stipulated expiration date or the Funds enter into a closing

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
purchase transaction, the Funds realize a gain or loss without regard to any unrealized gain or loss on the underlying future, swap, security or currency transaction, and the liability related to such option is extinguished. When a written call option is exercised, the Funds realize a gain or loss from the sale of the underlying future, swap, security or currency transaction, and the proceeds of the sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the future, swap, security or currency transaction that the Funds purchase upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under written option contracts.
     Upon the purchase of a call option or a put option by the Funds, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current market value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied voluntary parameters at specified terms. If an option which the Funds have purchased expires on the stipulated expiration date, the Funds will realize a loss in the amount of the cost of the option. If the Funds enter into a closing sale transaction, the Funds will realize a gain or loss, depending on whether the sale proceeds for the closing sale transaction are greater or less than the cost of the option. If the Funds exercise a purchased put option, the Funds will realize a gain or loss from the sale of the underlying future, swap, security or currency transaction, and the proceeds from such sale will be decreased by the premium originally paid. If the Funds exercise a purchased call option, the cost of the future, swap, security or currency transaction which the Funds purchase upon exercise will be increased by the premium originally paid. The Fund’s maximum exposure to purchased options is limited to the premium initially paid. Purchased over the counter options are subject to the risk that the counterparty may default on its obligations, which could result in a loss to the Funds.
Swap Contracts — Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds, are recorded as an asset and/or liability, and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statements of Operations.
     Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, GSAM considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk in excess of amounts recognized in the Statements of Assets and Liabilities. The Funds may pay or receive cash as collateral on these contracts which is recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts. The Funds may invest in the following types of swaps:
     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
     A credit default swap is an agreement that involves one party making a stream of payments to another party in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.
     As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation may be less than the premium payments received. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.
     The maximum potential amount of future payments (undiscounted) that the Funds as sellers of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Funds bought credit protection.
Mortgage-Backed and Asset-Backed Securities — The Funds may invest in mortgage-backed and/or asset-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real property. These securities may include mortgage pass-through securities, collateralized mortgage obligations, real estate mortgage investment conduit pass-through or participation certificates and stripped mortgage-backed securities. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities also include home equity line of credit loans and other second-lien mortgages.
     The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers. Early repayment of principal on mortgage-backed or asset-backed securities may expose a Fund to the risk of earning a lower rate of return upon reinvestment of principal. Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral. In addition, while mortgage-backed and asset-backed securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers, if any, will meet their obligations.
     Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all of the interest payments (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all of the principal payments (the principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security through maturity. These adjustments are included in interest income. Payments received for PO’s are treated as a proportionate reduction to the cost basis of the securities and excess amounts are recorded as gains.
Mortgage Dollar Rolls — Certain Funds may enter into mortgage dollar rolls (“dollar rolls”) in which the Funds sell securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Funds treat dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale.
     During the settlement period between sale and repurchase, the Funds will not be entitled to accrue interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the repurchase price of those securities. In the event the buyer of the securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Funds’ use of proceeds from the transaction may be restricted pending a determination by, or with respect to, the other counterparty.
Repurchase Agreements — The Funds may enter into repurchase agreements which involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
JOINT REPURCHASE AGREEMENT ACCOUNT II — At December 31, 2011, the Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of January 3, 2012, as follows:

			Collateral
	Principal	Maturity	Allocation
Fund	Amount	Value	Value

Enhanced Income	$18,500,000	$18,500,087	$18,912,619

Government Income	84,800,000	84,800,400	86,691,359

Inflation Protected Securities	4,200,000	4,200,020	4,293,676

Short Duration Government	11,600,000	11,600,055	11,858,724

Ultra-Short Duration Government	7,700,000	7,700,036	7,871,739

REPURCHASE AGREEMENTS — At December 31, 2011, the Principal Amounts of the Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

				Inflation	Short	Ultra-Short
	Interest	Enhanced	Government	Protected	Duration	Duration
Counterparty	Rate	Income	Income	Securities	Government	Government

BNP Paribas Securities Co.	0.060%	$4,098,006	$18,784,376	$930,359	$2,569,560	$1,705,657

Credit Suisse Securities LLC	0.020	4,647,739	21,304,230	1,055,162	2,914,258	1,934,464

JPMorgan Securities LLC	0.040	4,256,929	19,512,842	966,438	2,669,210	1,771,803

Wells Fargo Securities LLC	0.050	5,497,326	25,198,552	1,248,041	3,446,972	2,288,076

TOTAL		$18,500,000	$84,800,000	$4,200,000	$11,600,000	$7,700,000

At December 31, 2011, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

Federal Home Loan Mortgage Corp.	3.500 to 5.000%	02/01/25 to 01/01/42

Federal National Mortgage Association	3.000 to 7.500	04/01/13 to 11/01/51

Government National Mortgage Association	3.500 to 5.500	12/15/26 to 12/20/41

U.S. Treasury Notes	0.125 to 5.125	12/31/11 to 08/15/20

Treasury Inflation Protected Securities — The Funds may invest in treasury inflation protected securities (“TIPS”), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on the Funds’ distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.
When-Issued Securities and Forward Commitments — The Funds may purchase when-issued securities, including TBA (“To Be Announced”) securities that have been authorized, but not yet issued in the market. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Funds will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for their portfolios, the Funds may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss. When purchasing a security on a when-issued basis or entering into a forward commitment, the Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
The Fund’s risks include, but are not limited to, the following:
Liquidity Risk — The Funds may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	February 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	February 27, 2012

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	February 27, 2012

* Print the name and title of each signing officer under his or her signature.